T. ROWE PRICE Global Allocation Fund
January 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
MercadoLibre (USD) (1) 791 895
Total Argentina (Cost
$182
)
895
AUSTRALIA 0.6%
Common Stocks 0.6%
ALS  16,544 139
Australia & New Zealand Banking Group  12,725 241
BHP Group  33,534 1,075
BHP Group (GBP)  32,344 1,021
Centuria Office REIT  10,087 15
Challenger  24,701 101
Cochlear  1,118 153
Downer EDI  48,206 187
Frontier Digital Ventures (1) 112,881 113
Goodman Group  3,735 62
IDP Education  6,071 127
IGO  79,514 673
Incitec Pivot  58,052 136
Macquarie Group  2,262 296
Northern Star Resources  21,519 128
oOh!media (1) 69,122 79
OZ Minerals  14,198 246
Perseus Mining  141,858 148
Rio Tinto  3,026 241
Scentre Group  114,831 238
South32  183,742 506
Steadfast Group  56,885 187
Tietto Minerals (1) 109,612 38
Treasury Wine Estates  17,736 133
Worley  52,817 435
Xero (1) 1,750 142
6,860
Corporate Bonds 0.0%
Ausgrid Finance, 3.85%, 5/1/23 (USD) (2) 105,000 107
Boral Finance, 3.00%, 11/1/22 (USD) (2) 10,000 10
Transurban Finance, 2.45%, 3/16/31 (USD) (2) 140,000 136
Transurban Finance, 4.125%, 2/2/26 (USD) (2) 15,000 16
Woodside Finance, 3.70%, 3/15/28 (USD) (2) 67,000 70

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Woodside Finance, 4.50%, 3/4/29 (USD) (2) 105,000 114
453
Total Australia (Cost
$5,280
)
7,313
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  20,804 1,249
Erste Group Bank  12,966 606
Mayr Melnhof Karton  2,156 419
Total Austria (Cost
$1,601
)
2,274
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  425,370 273
Marico Bangladesh  1,114 31
Olympic Industries  11,076 21
Singer Bangladesh  23,560 46
Square Pharmaceuticals  57,457 147
Total Bangladesh (Cost
$437
)
518
BELGIUM 0.1%
Common Stocks 0.1%
Azelis Group (1) 547 14
Barco  3,655 75
KBC Group  2,784 242
Lotus Bakeries  10 64
Shurgard Self Storage  636 37
Umicore  4,782 181
613
Corporate Bonds 0.0%
Anheuser-Busch, 4.90%, 2/1/46 (USD)  90,000 106
106
Total Belgium (Cost
$590
)
719
BRAZIL 0.4%
Common Stocks 0.4%
Arco Platform, Class A (USD) (1) 5,600 118
B3  254,100 702

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Boa Vista Servicos  38,537 41
EDP - Energias Do Brasil  34,868 141
Grupo SBF (1) 24,900 121
Localiza Rent a Car  15,900 176
Lojas Renner  40,763 217
Magazine Luiza  52,053 69
Pagseguro Digital, Class A (USD) (1) 6,427 145
Raia Drogasil  128,966 565
Rede D'Or Sao Luiz  38,213 320
StoneCo, Class A (USD) (1) 13,729 214
Suzano  12,757 143
Vale  5,359 82
XP, Class A (USD) (1) 35,566 1,185
4,239
Preferred Stocks 0.0%
Itau Unibanco Holding  129,346 621
Marcopolo  174,900 113
734
Total Brazil (Cost
$5,091
)
4,973
CANADA 0.9%
Common Stocks 0.7%
Altus Group  3,524 169
Aritzia (1) 4,500 209
CAE (1) 5,078 128
Canadian Apartment Properties REIT  557 24
Canadian Natural Resources  907 46
Canadian Pacific Railway (USD)  4,170 298
Constellation Software  80 138
Definity Financial (1)(3) 10,575 240
dentalcorp Holdings (1) 10,310 131
Descartes Systems Group (1) 3,428 249
Element Fleet Management  31,114 317
Enbridge (USD)  510 22
Enerflex  3,585 20
ERO Copper (1) 4,261 53
Franco-Nevada  1,536 203
K92 Mining (1) 16,517 83
Karora Resources (1) 10,107 32
Magna International (USD)  8,192 660
Manulife Financial  26,512 552
National Bank of Canada  9,700 776
Rhyolite Resources, Acquisition Date: 12/20/21, Cost $16 (1)(4) 22,800 12

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Shopify, Class A (1) 373 360
Shopify, Class A (USD) (1) 603 581
Spin Master (1) 6,158 212
Summit Industrial Income REIT  5,905 100
Sun Life Financial  18,195 1,030
TC Energy  3,709 192
TC Energy (USD)  6,197 320
TELUS International CDA (1)(3) 2,830 80
TMX Group  3,087 314
Victoria Gold (1) 11,173 123
Wesdome Gold Mines (1) 30,826 265
West Fraser Timber  362 34
Wheaton Precious Metals  618 25
7,998
Corporate Bonds 0.1%
Canadian Natural Resources, 2.95%, 1/15/23 (USD)  175,000 177
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 109
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 128
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  500,000 481
Suncor Energy, 3.10%, 5/15/25 (USD)  70,000 72
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 10
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 141
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)  235,000 243
TransCanada PipeLines, 2.50%, 8/1/22 (USD)  20,000 20
1,381
Government Bonds 0.1%
Province of Alberta, 2.20%, 7/26/22 (USD)  130,000 131
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 145
Province of British Columbia, 2.00%, 10/23/22 (USD)  15,000 15
Province of Manitoba, 2.60%, 4/16/24 (USD)  270,000 277
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 274
Province of Quebec, 2.875%, 10/16/24 (USD)  50,000 52
894
Total Canada (Cost
$8,036
)
10,273
CAYMAN ISLANDS 0.0%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45
(USD) (1)(4)(5) 11,845 43
43

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $96
(USD) (1)(4)(5) 1,944 238
238
Total Cayman Islands (Cost
$141
)
281
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  20,209 368
Banco Santander Chile, ADR (USD)  22,187 445
813
Corporate Bonds 0.0%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 278
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2) 220,000 218
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (2) 200,000 199
695
Total Chile (Cost
$1,308
)
1,508
CHINA 2.5%
Common Stocks 1.7%
58.com (USD) (1)(5) 5,864 —
Alibaba Group Holding (HKD) (1) 52,620 825
Alibaba Group Holding, ADR (USD) (1) 15,784 1,985
Baidu, ADR (USD) (1) 2,126 340
Beijing Enterprises Holdings (HKD)  30,500 104
China Feihe (HKD)  113,000 157
China Mengniu Dairy (HKD)  4,000 24
China Overseas Land & Investment (HKD)  329,000 971
China Resources Mixc Lifestyle Services (HKD)  78,200 460
Country Garden Services Holdings (HKD)  73,000 431
DiDi Global, Acquisition Date: 10/19/15, Cost $9 (USD) (1)(4) 344 5
ENN Energy Holdings (HKD)  26,400 420
Fosun International (HKD)  94,500 107
Haier Smart Home, H Shares (HKD)  46,800 188
Hope Education Group (HKD)  708,000 91
Huazhu Group, ADR (USD) (1) 862 34
I-Mab, ADR (USD) (1) 4,869 123
JD Health International (HKD) (1) 8,200 66
JD.com (HKD) (1) 4,087 139
JOYY, ADR (USD)  2,213 112
Kanzhun, ADR (USD) (1) 10,840 328

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kingdee International Software Group (HKD) (1) 55,000 126
Li Ning (HKD)  23,500 229
Meituan, Class B (HKD) (1) 39,000 1,164
New Horizon Health (HKD) (1) 6,500 19
PICC Property & Casualty, Class H (HKD)  232,000 216
Pinduoduo, ADR (USD) (1) 4,900 293
Ping An Insurance Group, Class H (HKD)  223,000 1,770
Shandong Weigao Group Medical Polymer, H Shares (HKD)  80,000 99
Sino Biopharmaceutical (HKD)  421,000 290
Sinopharm Group, H Shares (HKD)  26,400 59
Sunny Optical Technology Group (HKD)  9,300 240
Tencent Holdings (HKD)  85,854 5,380
Trip.com Group, ADR (USD) (1) 13,876 369
Tsingtao Brewery, H Shares (HKD)  18,000 162
Wuxi Biologics Cayman (HKD) (1) 60,000 601
Yangzijiang Shipbuilding Holdings (SGD)  272,600 262
Yum China Holdings (USD)  31,200 1,503
Zhongsheng Group Holdings (HKD)  97,000 745
Zylox-Tonbridge Medical Technology (HKD) (1)(3) 3,000 9
20,446
Common Stocks - China A Shares 0.7%
Autel Intelligent Technology, A Shares (CNH)  19,295 191
Bafang Electric Suzhou, A Shares (CNH)  4,359 141
BTG Hotels Group, A Shares (CNH) (1) 24,473 100
Fuyao Glass Industry Group, A Shares (CNH)  22,412 170
Gree Electric Appliances of Zhuhai, A Shares (CNH)  134,100 806
Guangdong Kinlong Hardware Products, A Shares (CNH)  7,400 187
Hongfa Technology, A Shares (CNH)  54,300 547
Huayu Automotive Systems, A Shares (CNH)  237,500 1,039
Hundsun Technologies, A Shares (CNH)  98,000 909
Jason Furniture Hangzhou, A Shares (CNH)  29,380 341
Jiangsu Hengrui Medicine, A Shares (CNH)  45,120 292
Kweichow Moutai, A Shares (CNH)  1,730 518
Midea Group, A Shares (CNH)  28,400 331
NARI Technology, A Shares (CNH)  27,940 156
Ocean's King Lighting Science & Technology, A Shares (CNH)  40,107 91
Ping An Insurance Group, A Shares (CNH)  8,500 67
Qingdao Haier Biomedical, A Shares (CNH)  15,915 181
Sangfor Technologies, A Shares (CNH)  9,700 238
Shandong Pharmaceutical Glass, A Shares (CNH)  35,200 192
Shenzhen Megmeet Electrical, A Shares (CNH)  35,100 166
Sino Wealth Electronic, A Shares (CNH)  7,490 65
Songcheng Performance Development, A Shares (CNH)  256,400 621
Yifeng Pharmacy Chain, A Shares (CNH)  50,234 394
Zhejiang Shuanghuan Driveline, A Shares (CNH)  61,400 240

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zhongji Innolight, A Shares (CNH)  22,400 127
8,110
Corporate Bonds 0.1%
Baidu, 3.875%, 9/29/23 (USD)  210,000 217
State Grid Overseas Investment, 3.75%, 5/2/23 (USD) (2) 215,000 221
Tencent Holdings, 2.985%, 1/19/23 (USD) (2) 200,000 202
Weibo, 3.50%, 7/5/24 (USD)  255,000 260
900
Total China (Cost
$26,949
)
29,456
CZECH REPUBLIC 0.0%
Common Stocks 0.0%
Komercni Banka  7,863 349
Total Czech Republic (Cost
$278
)
349
DENMARK 0.1%
Common Stocks 0.1%
Ambu, Class B  6,671 141
Genmab (1) 381 130
ROCKWOOL International, Class B  1,354 519
Topdanmark  7,108 406
Zealand Pharma (1) 5,085 99
1,295
Corporate Bonds 0.0%
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(6) 335,000 343
343
Total Denmark (Cost
$1,425
)
1,638
EGYPT 0.0%
Common Stocks 0.0%
Cairo Investment & Real Estate Development  34,914 29
Commercial International Bank Egypt (1) 9,046 30
Edita Food Industries, GDR (USD)  7,020 15
E-Finance for Digital & Financial Investments (1) 133,353 149
Fawry for Banking & Payment Technology Services (1) 30,878 19
Integrated Diagnostics Holdings (USD)  156,839 206
Total Egypt (Cost
$413
)
448

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ESTONIA 0.0%
Common Stocks 0.0%
Enefit Green (1) 4,386 19
Total Estonia (Cost
$16
)
19
FINLAND 0.3%
Common Stocks 0.3%
Kojamo  7,216 165
Metso Outotec  11,985 129
QT Group (1) 991 115
Sampo, Class A  27,703 1,375
Stora Enso, Class R  42,859 873
UPM-Kymmene  1,726 63
Valmet  10,327 394
3,114
Corporate Bonds 0.0%
Nordea Bank, 1.00%, 6/9/23 (USD) (2) 205,000 204
204
Total Finland (Cost
$2,352
)
3,318
FRANCE 1.8%
Common Stocks 1.6%
Air Liquide  3,005 514
Airbus (1) 21,657 2,765
Alstom  7,999 259
AXA  42,122 1,334
BioMerieux  610 72
BNP Paribas  11,681 834
Constellium (USD) (1) 4,098 72
Dassault Aviation  3,729 443
Edenred  14,255 612
Engie  58,239 896
Esker  370 100
EssilorLuxottica  7,052 1,334
Eurofins Scientific  4,114 413
Faurecia  2,422 107
Gecina  131 18
Ipsen  1,616 157
Kering  1,290 963

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
L'Oreal  1,261 539
Legrand  2,835 289
LVMH Moet Hennessy Louis Vuitton  126 103
Safran  2,220 269
Sanofi  24,776 2,591
Schneider Electric  300 51
SPIE  7,975 185
Teleperformance  2,029 764
Thales  12,402 1,144
Tikehau Capital  4,658 124
TotalEnergies  27,942 1,589
Verallia  12,050 378
18,919
Corporate Bonds 0.2%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (2)(6) 350,000 340
BPCE, 4.00%, 9/12/23 (USD) (2) 265,000 274
BPCE, 4.50%, 3/15/25 (USD) (2) 400,000 425
Credit Agricole, 3.75%, 4/24/23 (USD) (2) 250,000 257
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 281
1,577
Total France (Cost
$16,524
)
20,496
GERMANY 1.6%
Common Stocks 1.5%
adidas  1,724 473
AIXTRON  14,831 308
Auto1 Group (1) 2,906 51
BASF  7,018 538
Bayer  14,293 868
Beiersdorf  1,744 173
CANCOM  2,360 143
Covestro  7,459 448
CTS Eventim (1) 5,625 400
Daimler Truck Holding (1) 1,812 64
Delivery Hero (1) 952 74
Deutsche Boerse  1,652 294
Deutsche Telekom  58,916 1,112
Evotec (1) 18,284 740
flatexDEGIRO (1)(3) 8,256 160
Fresenius  12,508 516
GEA Group  3,752 177
HeidelbergCement  2,061 143
Hypoport (1) 269 119

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Infineon Technologies  12,485 518
KION Group  4,973 460
Knaus Tabbert  1,584 96
Knorr-Bremse  6,028 611
Mercedes-Benz Group  3,405 272
MorphoSys (1) 1,275 41
Munich Re  3,305 1,046
MYT Netherlands Parent, ADR (USD) (1) 3,918 67
Nagarro (1) 596 104
Norma Group  3,362 122
SAP  3,725 467
Scout24  9,267 554
Shop Apotheke Europe (1) 2,891 376
Siemens  19,600 3,112
Siemens Healthineers  6,452 415
Stroeer  2,221 166
Symrise  4,159 497
TeamViewer (1) 3,693 56
Telefonica Deutschland Holding  31,148 89
Tonies, Class A (1) 4,300 39
Vonovia  4,297 245
Zalando (1) 13,045 1,035
17,189
Corporate Bonds 0.1%
BMW U.S. Capital, 2.95%, 4/14/22 (USD) (2) 295,000 296
Volkswagen Group of America Finance, 2.70%, 9/26/22
(USD) (2) 330,000 334
630
Preferred Stocks 0.0%
Sartorius  76 41
Volkswagen  1,335 278
319
Total Germany (Cost
$15,028
)
18,138
HONG KONG 0.4%
Common Stocks 0.4%
AIA Group  221,000 2,307
Budweiser Brewing APAC  316,900 837
CK Hutchison Holdings  23,500 167
Galaxy Entertainment Group (1) 31,000 180
Hong Kong Exchanges & Clearing  1,600 91
Hongkong Land Holdings (USD)  34,300 186

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Impro Precision Industries  211,000 52
Samsonite International (1) 54,900 115
Sun Hung Kai Properties  5,583 68
4,003
Corporate Bonds 0.0%
AIA Group, 3.60%, 4/9/29 (USD) (2) 265,000 283
283
Total Hong Kong (Cost
$3,508
)
4,286
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank (1) 12,370 718
Wizz Air Holdings (GBP) (1) 3,743 205
Total Hungary (Cost
$684
)
923
ICELAND 0.0%
Common Stocks 0.0%
Marel  51,322 326
Total Iceland (Cost
$362
)
326
INDIA 0.9%
Common Stocks 0.9%
Astral  7,122 208
Axis Bank (1) 24,504 256
Blue Star  8,250 97
CreditAccess Grameen (1) 6,599 56
Dr Lal PathLabs  1,556 62
Escorts  9,245 230
Fine Organic Industries  886 46
FSN E-Commerce Ventures (1) 2,120 47
HDFC Asset Management  8,579 255
HDFC Bank  54,494 1,095
Housing Development Finance  64,832 2,209
ICICI Bank, ADR (USD)  9,854 214
Indus Towers  32,487 111
Info Edge India  1,173 78
Infosys  44,620 1,051
Kotak Mahindra Bank  46,684 1,170
Maruti Suzuki India  4,143 479
NTPC  149,095 285

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Petronet LNG  23,332 67
Polycab India  5,179 176
Reliance Industries  24,192 779
Shriram Transport Finance  11,024 184
Tata Consultancy Services  4,728 239
TeamLease Services (1) 2,118 122
Torrent Pharmaceuticals  4,626 166
V-Mart Retail (1) 1,670 85
Voltas  37,021 589
Zomato (1) 27,885 34
Total India (Cost
$7,880
)
10,390
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,249,700 665
Sarana Menara Nusantara  2,114,300 151
Total Indonesia (Cost
$395
)
816
IRELAND 0.2%
Common Stocks 0.0%
Cairn Homes (GBP)  116,929 163
DCC (GBP)  2,956 249
412
Corporate Bonds 0.2%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 147
AerCap Ireland Capital, 3.30%, 1/23/23 (USD)  150,000 153
AerCap Ireland Capital, 4.125%, 7/3/23 (USD)  150,000 154
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2) 70,000 72
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2) 215,000 227
CRH America Finance, 3.95%, 4/4/28 (USD) (2) 400,000 431
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD)  300,000 306
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD) (2) 315,000 325
1,815
Total Ireland (Cost
$2,086
)
2,227
ITALY 0.6%
Common Stocks 0.6%
Amplifon  13,680 581
Banca Mediolanum  57,080 555
Brunello Cucinelli (1) 1,889 110

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Carel Industries  12,949 312
Davide Campari-Milano  37,586 472
De' Longhi  9,781 337
DiaSorin  766 118
Enel  42,755 329
Ermenegildo Zegna Holditalia (USD) (1) 16,608 170
Ferrari  2,266 522
FinecoBank Banca Fineco  36,798 619
GVS  10,353 116
Intesa Sanpaolo  70,531 209
Leonardo (1) 17,852 129
Moncler  4,831 310
PRADA (HKD)  76,900 470
Prysmian  25,352 855
Stellantis  12,106 234
Telecom Italia  261,931 117
6,565
Corporate Bonds 0.0%
Enel Finance International, 1.875%, 7/12/28 (USD) (2) 200,000 188
Eni, Series X-R, 4.00%, 9/12/23 (USD) (2) 295,000 305
493
Total Italy (Cost
$5,140
)
7,058
JAPAN 4.0%
Common Stocks 3.9%
Aida Engineering  8,900 81
Aiful (3) 70,300 211
Aruhi (3) 11,200 112
Asahi Group Holdings  5,700 233
Asahi Kasei  26,600 263
Asics  6,400 124
Astellas Pharma  61,300 989
Benefit One  6,100 186
Benesse Holdings  3,900 76
Bridgestone  3,900 171
Central Japan Railway  1,600 210
Chugai Pharmaceutical  10,600 344
Coconala (1) 7,500 61
CyberAgent  34,700 405
Dai-ichi Life Holdings  9,200 207
Daiichi Sankyo  14,000 315
Daikin Industries  3,600 756
Daio Paper (3) 34,400 560

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Daiwa Office Investment  6 38
Daiwabo Holdings  13,800 197
Demae-Can (1) 7,300 48
Denka  2,000 70
Denso  3,500 261
DIC  9,800 251
Disco  1,200 330
Eiken Chemical  7,700 115
Eisai  4,400 220
Electric Power Development  20,500 269
Ezaki Glico (3) 3,600 117
Fancl  8,700 222
FANUC  1,500 297
Fast Retailing  500 294
Freee (1)(3) 6,500 257
Fujitec  23,800 566
Fujitsu  2,500 330
Fujitsu General  13,900 282
Fukui Computer Holdings  2,800 73
Fukuoka Financial Group  5,400 106
GMO Financial Gate (3) 700 92
GMO Payment Gateway  2,200 193
Hamamatsu Photonics  8,800 450
Hanwa  6,200 170
Heiwa Real Estate  4,100 140
Hikari Tsushin  3,300 396
Hino Motors  33,300 289
Hitachi  8,000 416
Hitachi Metals (1) 10,700 193
Honda Motor  4,700 138
Horiba  1,800 97
Hoshino Resorts REIT  50 283
Hoshizaki  12,400 916
Idec  5,400 115
Industrial & Infrastructure Fund Investment (3) 77 129
INFRONEER Holdings  22,300 205
JGC Holdings  8,600 84
JINS Holdings (3) 2,100 130
JMDC (1) 3,100 144
Kansai Paint  14,800 307
Keyence  1,900 975
Kirin Holdings  20,200 324
Kubota  19,200 412
Kyoritsu Maintenance (3) 4,500 161
Kyowa Kirin  8,200 204
LITALICO  1,400 35

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Mabuchi Motor  2,500 79
MatsukiyoCocokara  8,000 274
Media Do (3) 3,000 67
Medley (1)(3) 2,700 47
Mercari (1) 3,800 144
METAWATER  5,800 103
Mitsubishi  8,000 272
Mitsubishi Electric  99,700 1,249
Mitsubishi Estate  11,200 161
Mitsubishi HC Capital  24,400 126
Mitsubishi UFJ Financial Group  94,000 570
Mitsui Fudosan  33,400 716
Mitsui Fudosan Logistics Park  9 44
Mitsui Mining & Smelting  5,200 147
Miura  11,100 328
Modec  7,500 75
Money Forward (1)(3) 4,000 182
Murata Manufacturing  11,800 887
Musashi Seimitsu Industry (3) 10,100 152
Nakanishi  6,500 115
NET One Systems  6,700 159
Nextage  18,700 470
NGK Spark Plug  6,800 116
Nifco  3,200 93
Nintendo  500 245
Nippon Ceramic  8,100 173
Nippon Paint Holdings  23,000 184
Nippon Sanso Holdings  3,900 77
Nippon Seiki  22,700 203
Nippon Shokubai  2,100 99
Nippon Soda  5,900 169
Nippon Steel  12,100 198
Nippon Telegraph & Telephone  90,000 2,576
Nipro  20,000 186
Nitto Boseki  2,100 50
NSK  30,600 209
NTT Data  37,300 715
Obara Group (3) 4,100 119
Omron  2,300 168
Oriental Land  1,300 226
ORIX  14,200 293
Otsuka Holdings  21,700 740
Outsourcing  7,700 89
PALTAC  2,000 77
Pan Pacific International Holdings  9,200 124
Panasonic  29,300 323

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Persol Holdings  18,700 483
Pigeon  7,200 140
Plaid (1)(3) 7,600 82
Pola Orbis Holdings  3,100 46
Recruit Holdings  18,300 905
Renesas Electronics (1) 13,800 158
Round One  3,400 41
Sakata INX  16,000 135
Sansan (1) 10,800 120
Sanwa Holdings  13,700 148
Sega Sammy Holdings  10,700 180
Seven & i Holdings  15,800 804
Shimadzu  6,000 216
Shin-Etsu Chemical  200 33
Shiseido  700 35
SMC  600 335
SMS  14,800 407
SoftBank  26,500 332
SoftBank Group  18,500 820
Solasto  37,000 340
Sompo Holdings  5,300 248
Sony Group  6,300 705
Stanley Electric  20,600 482
SUMCO  1,200 22
Sumitomo  32,300 499
Sumitomo Densetsu  10,600 193
Sumitomo Electric Industries  25,100 333
Sumitomo Mitsui Trust Holdings  5,000 173
Sumitomo Rubber Industries  8,200 85
Sumitomo Seika Chemicals  6,100 164
Suzuki Motor  29,800 1,269
Taiheiyo Cement  15,200 302
Taiyo Yuden  2,500 121
Takeda Pharmaceutical  8,200 238
Takuma  5,800 74
TechnoPro Holdings  19,600 501
THK  4,700 117
Tokio Marine Holdings  7,900 471
Tokyo Electron  1,400 685
Tokyo Tatemono  16,300 243
Tosoh  2,800 44
Toyo Tire  10,300 146
Toyota Motor  76,200 1,506
UT Group  15,200 436
V-Cube  7,700 52
Visional (1) 1,900 140

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
WealthNavi (1)(3) 4,900 70
Welcia Holdings  7,300 197
Yellow Hat  9,700 134
Z Holdings  83,700 425
46,299
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD) (6) 300,000 290
Panasonic, 2.536%, 7/19/22 (USD) (2) 200,000 202
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)  340,000 351
843
Total Japan (Cost
$40,150
)
47,142
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  14,072 184
Kaspi.KZ, GDR (USD)  3,325 284
NAC Kazatomprom, GDR (USD)  5,867 185
Total Kazakhstan (Cost
$713
)
653
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings (1) 194,600 89
Safaricom  810,000 261
Total Kenya (Cost
$348
)
350
LUXEMBOURG 0.0%
Common Stocks 0.0%
Ardagh Metal Packaging (USD) (1) 1,498 14
Majorel Group Luxembourg (1) 4,434 125
Total Luxembourg (Cost
$180
)
139
MEXICO 0.2%
Common Stocks 0.1%
Grupo Aeroportuario del Sureste, ADR (USD)  3,324 675
Grupo Financiero Banorte, Class O  67,500 427
Grupo Mexico, Series B  18,282 79
Wal-Mart de Mexico  137,593 467
1,648

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD) (2) 150,000 157
157
Government Bonds 0.1%
Mexico Government International Bond, 3.50%, 2/12/34 (USD)  505,000 488
488
Total Mexico (Cost
$1,985
)
2,293
MOROCCO 0.0%
Common Stocks 0.0%
Attijariwafa Bank  2,954 155
Hightech Payment Systems  215 158
Label Vie  128 71
Total Morocco (Cost
$335
)
384
NETHERLANDS 1.3%
Common Stocks 1.2%
Aalberts  2,431 149
Adyen (1) 28 57
AerCap Holdings (USD) (1) 3,100 195
Akzo Nobel  15,482 1,602
Argenx, ADR (USD) (1) 1,644 443
ASML Holding  5,267 3,567
ASML Holding (USD)  972 658
CTP  2,458 50
Heineken  4,211 452
IMCD  1,423 245
ING Groep  130,487 1,930
Intertrust (1) 6,589 143
Just Eat Takeaway.com (1) 2,807 139
Kendrion  1,834 42
Koninklijke DSM  4,173 782
Koninklijke Philips  23,884 794
Prosus  20,588 1,713
Shell (GBP)  17,984 462
Signify  3,717 197
Van Lanschot Kempen, CVA  3,799 96
13,716
Corporate Bonds 0.1%
ING Groep, 3.55%, 4/9/24 (USD)  255,000 264

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JDE Peet's, 1.375%, 1/15/27 (USD) (2) 290,000 274
NXP, 2.65%, 2/15/32 (USD) (2) 375,000 361
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 79
978
Total Netherlands (Cost
$10,107
)
14,694
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  16,151 297
Total New Zealand (Cost
$80
)
297
NORWAY 0.2%
Common Stocks 0.2%
Aker BP  1,164 40
Bakkafrost  420 29
DNB Bank  26,570 632
Equinor  27,195 750
Norsk Hydro  5,962 46
Storebrand  36,504 389
Total Norway (Cost
$965
)
1,886
PAKISTAN 0.0%
Common Stocks 0.0%
Indus Motor  6,240 46
Systems  31,900 133
TRG Pakistan  331,500 169
Total Pakistan (Cost
$380
)
348
PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 32
Total Panama (Cost
$27
)
32
PERU 0.0%
Common Stocks 0.0%
Alicorp  17,876 32
Credicorp (USD)  50 7
InRetail Peru (USD)  882 31

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Southern Copper (USD)  1,314 84
Total Peru (Cost
$100
)
154
PHILIPPINES 0.1%
Common Stocks 0.1%
Converge Information and Communications Technology
Solutions (1) 73,500 44
Philippine Seven (1) 19,040 33
SM Investments  34,326 640
Universal Robina  126,350 315
Total Philippines (Cost
$949
)
1,032
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (1) 9,956 81
81
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 58
58
Total Poland (Cost
$258
)
139
PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R (1) 384,679 65
Galp Energia  54,451 601
Jeronimo Martins  32,888 790
Total Portugal (Cost
$1,298
)
1,456
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank  101,123 608
Total Qatar (Cost
$549
)
608
ROMANIA 0.0%
Common Stocks 0.0%
Banca Transilvania  572,265 342
BRD-Groupe Societe Generale  14,370 65

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Fondul Proprietatea  56,832 26
Total Romania (Cost
$393
)
433
RUSSIA 0.2%
Common Stocks 0.2%
Alrosa  87,050 128
HeadHunter Group, ADR (USD)  4,000 177
MMC Norilsk Nickel  375 105
Ozon Holdings, ADR (USD) (1) 7,493 155
Polyus  410 65
Sberbank of Russia, ADR (USD)  79,470 1,115
TCS Group Holding, GDR (USD)  611 44
VK, GDR (USD) (1) 3,068 25
X5 Retail Group, GDR (USD)  15,644 354
Yandex, Class A (USD) (1) 6,397 307
Total Russia (Cost
$2,296
)
2,475
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Al Rajhi Bank  13,397 532
Saudi National Bank  32,618 643
Saudi Tadawul Group Holding (1) 9,819 424
1,599
Corporate Bonds 0.0%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2) 245,000 251
251
Total Saudi Arabia (Cost
$1,174
)
1,850
SINGAPORE 0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  32,200 46
Daiwa House Logistics Trust (1) 34,600 21
DBS Group Holdings  8,900 234
Digital Core REIT Management (USD) (1) 45,100 53
Sea, ADR (USD) (1) 8,380 1,260
United Overseas Bank  33,400 746
Wilmar International  95,300 303
Total Singapore (Cost
$1,835
)
2,663

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SLOVENIA 0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  12,040 200
Total Slovenia (Cost
$152
)
200
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Capitec Bank Holdings  3,462 456
Clicks Group  15,135 290
FirstRand  120,078 484
Impala Platinum Holdings  1,017 16
Naspers, Class N  368 59
Shoprite Holdings  21,204 290
Sibanye Stillwater  11,444 43
1,638
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (2) 200,000 191
191
Total South Africa (Cost
$1,267
)
1,829
SOUTH KOREA 0.7%
Common Stocks 0.7%
Coupang (USD) (1) 14,167 295
KakaoBank (1) 491 17
KT (1) 6,838 180
KT, ADR (USD) (1) 9,568 124
LG Household & Health Care  911 741
NAVER  5,580 1,474
Samsung Electronics  79,728 4,959
7,790
Preferred Stocks 0.0%
Samsung Electronics  5,351 301
301
Total South Korea (Cost
$5,080
)
8,091

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SPAIN 0.5%
Common Stocks 0.5%
Aedas Homes  15,507 422
Amadeus IT Group, Class A (1) 20,177 1,388
Banco Bilbao Vizcaya Argentaria  44,301 283
Cellnex Telecom  13,695 621
CIE Automotive  3,514 102
Fluidra  22,151 705
Iberdrola (3) 86,772 995
Indra Sistemas (1) 8,258 84
Inmobiliaria Colonial Socimi  21,793 193
Laboratorios Farmaceuticos Rovi  5,586 410
Linea Directa Aseguradora Cia de Seguros y Reaseguros  40,739 73
5,276
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 207
Banco Santander, 3.848%, 4/12/23 (USD)  200,000 205
412
Total Spain (Cost
$4,661
)
5,688
SWEDEN 0.6%
Common Stocks 0.6%
Ambea  14,160 79
Assa Abloy, Class B  22,511 616
Atlas Copco, Class B  534 27
Autoliv, SDR (3) 2,263 221
Avanza Bank Holding  7,141 226
Beijer Ref  4,946 86
Boliden  8,299 336
Elekta, B Shares (3) 17,999 184
Epiroc, Class A  32,735 699
Epiroc, Class B  2,774 50
Essity, Class B  2,841 80
Fabege  2,844 42
Granges  6,996 87
Hexpol  1,562 19
Husqvarna, Class B  28,305 394
LM Ericsson, Class B  43,918 548
Lundin Energy  4,366 178
Millicom International Cellular, SDR (1)(3) 3,769 101
MIPS  904 90

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Olink Holding, ADR (USD) (1) 5,325 86
Sandvik  8,563 226
Spotify Technology (USD) (1) 1,122 220
Svenska Cellulosa, Class B  1,672 29
Svenska Handelsbanken, Class A  28,532 304
Swedbank, Class A  55,110 1,079
Thule Group  8,208 396
Trelleborg, Class B  8,817 222
Vimian Group (1)(3) 8,340 60
Total Sweden (Cost
$4,782
)
6,685
SWITZERLAND 1.4%
Common Stocks 1.3%
ABB  14,458 501
Alcon  12,218 942
ams (1) 9,862 166
Barry Callebaut  356 817
DKSH Holding  2,330 187
Julius Baer Group  19,608 1,281
Lonza Group  1,357 936
Montana Aerospace (1) 6,487 242
Nestle  17,909 2,313
Novartis  14,633 1,271
Partners Group Holding  255 356
PolyPeptide Group (1) 1,576 157
Roche Holding  9,139 3,537
Sensirion Holding (1) 674 83
SKAN Group  325 26
TE Connectivity (USD)  976 140
Tecan Group  198 96
UBS Group  16,937 314
Valora Holding (1) 620 120
Zurich Insurance Group  3,875 1,853
15,338
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD) (2) 235,000 229
Credit Suisse Group, VR, 2.997%, 12/14/23 (USD) (2)(6) 250,000 253
UBS Group, VR, 1.364%, 1/30/27 (USD) (2)(6) 300,000 287
UBS Group, VR, 3.179%, 2/11/43 (USD) (2)(6) 200,000 194
963
Total Switzerland (Cost
$11,277
)
16,301

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TAIWAN 1.1%
Common Stocks 1.1%
Chroma ATE  12,000 94
Largan Precision  1,000 74
MediaTek  15,000 596
President Chain Store  56,000 535
Taiwan Semiconductor Manufacturing  413,000 9,549
Taiwan Semiconductor Manufacturing, ADR (USD)  9,795 1,201
Unimicron Technology  28,000 210
Vanguard International Semiconductor  66,000 318
Win Semiconductors  15,000 186
Total Taiwan (Cost
$5,532
)
12,763
THAILAND 0.1%
Common Stocks 0.1%
Airports of Thailand (1) 82,800 159
CP ALL  571,100 1,081
Total Thailand (Cost
$1,255
)
1,240
TURKEY 0.0%
Common Stocks 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (USD) (1) 24,975 48
Total Turkey (Cost
$300
)
48
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
Air Arabia (1) 254,522 101
First Abu Dhabi Bank  101,508 554
Network International Holdings (GBP) (1) 104,367 371
Total United Arab Emirates (Cost
$928
)
1,026
UNITED KINGDOM 3.5%
Common Stocks 3.2%
Abcam (1) 16,912 305
AJ Bell  19,886 91
Amcor, CDI (AUD)  31,907 382
Ascential (1) 176,473 843

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ashtead Group  16,171 1,157
ASOS (1) 20,328 610
AstraZeneca  13,519 1,573
AstraZeneca, ADR (USD)  107,004 6,229
Auction Technology Group (1) 8,700 125
Aviva  26,779 158
Baltic Classifieds Group (1) 73,816 167
Big Yellow Group  1,555 31
boohoo Group (1) 76,633 111
Bridgepoint Group (1) 95,813 499
British American Tobacco  4,928 210
Bunzl  5,320 199
Burberry Group  12,754 324
Bytes Technology Group  22,839 143
Close Brothers Group  5,596 97
Compass Group  19,961 454
Croda International  2,534 274
CVS Group  5,130 136
Dechra Pharmaceuticals  8,684 488
Deliveroo (1) 17,257 36
Derwent London  5,783 267
Diageo  9,329 471
Direct Line Insurance Group  75,145 310
Dr. Martens  60,293 250
Endava, ADR (USD) (1) 802 97
Experian  11,707 489
FD Technologies (1) 5,343 116
Frontier Developments (1)(3) 5,008 93
Funding Circle Holdings (1) 69,311 89
Genuit Group  19,570 152
Genus  4,194 216
Georgia Capital (1) 10,920 95
GlaxoSmithKline, ADR (USD)  19,457 872
Great Portland Estates  83,979 870
Greggs  9,139 331
Helios Towers (1) 101,413 210
Howden Joinery Group  51,556 569
HSBC Holdings  23,842 170
Imperial Brands  10,074 239
Informa (1) 20,952 158
InterContinental Hotels Group (1) 7,933 524
Intermediate Capital Group  14,255 368
Investec  17,334 100
IQE (1)(3) 251,152 108
Johnson Matthey  9,590 253
Keywords Studios  8,408 286

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kingfisher  105,621 474
Lloyds Banking Group  877,245 609
London Stock Exchange Group  19,870 1,946
Meggitt (1) 22,233 225
Melrose Industries  158,516 323
Molten Ventures (1) 31,560 328
Mondi  24,160 604
National Express Group (1) 45,527 154
National Grid  64,732 947
Next  5,388 549
Ninety One  11,002 39
Ocado Group (1) 16,774 342
Oxford Nanopore Technologies (1) 14,424 95
Persimmon  8,925 291
Playtech (1) 13,408 106
Renishaw  2,763 171
Rightmove  12,566 111
Rio Tinto  2,024 143
Rolls-Royce Holdings (1) 154,746 243
Rotork  27,214 125
Royal Dutch Shell, Class B, ADR (USD) (1) 5,013 256
Segro  20,836 367
Smith & Nephew  44,709 760
Smiths Group  10,808 228
Spirax-Sarco Engineering  1,141 206
SSP Group (1) 38,717 144
Standard Chartered  18,284 133
Syncona (1)(3) 37,277 96
Taylor Wimpey  61,869 127
THG (1) 45,382 81
Trainline (1) 95,303 288
Unilever (EUR)  3,972 203
Unilever  26,938 1,381
UNITE Group  1,433 20
Victorian Plumbing Group (1) 30,590 42
Victrex  6,049 168
Vodafone Group  156,726 275
Vodafone Group, ADR (USD)  21,194 371
Watches of Switzerland Group (1) 16,793 293
Weir Group  13,490 318
Whitbread (1) 4,909 202
WPP  48,513 761
YouGov  19,778 308
37,198

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.3%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 328
BAT Capital, 4.39%, 8/15/37 (USD)  275,000 277
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (2) 210,000 202
Experian Finance, 2.75%, 3/8/30 (USD) (2) 200,000 199
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 191
HSBC Holdings, VR, 2.848%, 6/4/31 (USD) (6) 280,000 274
Nationwide Building Society, 1.50%, 10/13/26 (USD) (2) 405,000 391
NatWest Group, VR, 4.519%, 6/25/24 (USD) (6) 300,000 311
NatWest Markets, 2.375%, 5/21/23 (USD) (2) 240,000 243
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 102
RELX Capital, 3.50%, 3/16/23 (USD)  45,000 46
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (USD) (6) 200,000 196
Standard Chartered, VR, 1.822%, 11/23/25 (USD) (2)(6) 320,000 315
Unilever Capital, 3.00%, 3/7/22 (USD)  150,000 151
3,226
Total United Kingdom (Cost
$35,179
)
40,424
UNITED STATES 71.0%
Asset-Backed Securities 0.5%
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class
D, 1.29%, 6/18/27  150,000 146
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25 (2) 105,000 109
Avis Budget Rental Car Funding AESOP, Series 2020-2A, Class
A, 2.02%, 2/20/27 (2) 100,000 100
Carlyle U.S., Series 2019-4A, Class A11R, CLO, FRN, 3M SOFR
+ 1.32%, 1.55%, 4/15/35 (2) 250,000 250
Carmax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 88
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 153
CIFC Funding, Series 2021-3A, Class A, CLO, FRN, 3M USD
LIBOR + 1.14%, 1.381%, 7/15/36 (2) 250,000 250
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27  295,000 300
DRIVEN BRANDS FUNDING, Series 2020-2A, Class A2, 3.237%,
1/20/51 (2) 128,700 128
DRIVEN BRANDS FUNDING, Series 2021-1A, Class A2, 2.791%,
10/20/51 (2) 129,675 125
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M USD LIBOR
+ 1.12%, 1.28%, 5/20/34 (2) 250,000 250
Exeter Automobile Receivables Trust, Series 2021-1A, Class C,
0.74%, 1/15/26  215,000 214

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Exeter Automobile Receivables Trust, Series 2021-2A, Class C,
0.98%, 6/15/26  75,000 74
Exeter Automobile Receivables Trust, Series 2021-4A, Class C,
1.46%, 10/15/27  215,000 213
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30 (2) 205,000 213
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33 (2) 115,000 112
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class
B, 1.32%, 9/15/27  205,000 199
GM Financial Consumer Automobile Receivables Trust, Series
2020-3, Class D, 1.91%, 9/16/27  90,000 90
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (2) 106,425 110
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28 (2) 223,784 222
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (2) 146,571 147
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (2) 82,707 81
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (2) 268,115 272
Navient Private Education Refi Loan Trust, Series 2019-FA, Class
A2, 2.60%, 8/15/68 (2) 70,366 71
Navient Private Education Refi Loan Trust, Series 2019-GA,
Class A, 2.40%, 10/15/68 (2) 80,130 81
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (2) 43,940 44
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (2) 53,652 53
Navient Private Education Refi Loan Trust, Series 2021-A, Class
A, 0.84%, 5/15/69 (2) 61,102 60
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%,
4/20/62 (2) 251,421 245
Planet Fitness Master Issuer, Series 2018-1A, Class A2I, 4.262%,
9/5/48 (2) 198,338 198
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (2) 129,675 125
Sierra Timeshare Receivables Funding, Series 2018-2A, Class A,
3.50%, 6/20/35 (2) 34,239 35
SMB Private Education Loan Trust, Series 2015-B, Class A3,
ARM, 1M USD LIBOR + 1.75%, 1.853%, 5/17/32 (2) 130,000 131
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31 (2) 86,703 88
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
ARM, 1M USD LIBOR + 1.45%, 1.556%, 2/17/32 (2) 108,083 109
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34 (2) 159,502 161

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37 (2) 62,111 64
SMB Private Education Loan Trust, Series 2019-A, Class A2B,
ARM, 1M USD LIBOR + 0.87%, 0.98%, 7/15/36 (2) 71,319 72
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53 (2) 88,924 87
SMB Private Education Loan Trust, Series 2021-A, Class APT1,
1.07%, 1/15/53 (2) 203,819 196
Synchrony Credit Card Master Note Trust, Series 2017-2, Class
A, 2.62%, 10/15/25  50,000 51
5,717
Bond Mutual Funds 20.5%
T. Rowe Price Dynamic Global Bond Fund - I Class, 3.50% (7)(8) 2,928,305 28,170
T. Rowe Price Emerging Markets Local Currency Bond Fund - I
Class, 5.59% (7)(8) 5,001,309 27,757
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.67% (7)(8) 5,583,750 43,107
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 3.32% (7)(8) 2,487,339 24,227
T. Rowe Price Institutional High Yield Fund - Institutional Class,
4.64% (7)(8) 3,088,044 26,465
T. Rowe Price International Bond Fund - I Class, 1.67% (7)(8) 4,146,533 36,904
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.71% (7)(8) 632,237 6,202
T. Rowe Price Ultra Short-Term Bond Fund - I Class, 0.89% (7)(8) 9,148,190 46,107
238,939
Common Stocks 28.5%
Abbott Laboratories  7,662 977
AbbVie  38,884 5,323
Acadia Realty Trust, REIT  8,053 159
Accenture, Class A  4,816 1,703
Advanced Micro Devices (1) 12,463 1,424
AES  14,187 315
Affirm Holdings (1) 2,685 172
AGCO  229 27
Agilent Technologies  10,321 1,438
Air Products & Chemicals  2,601 734
Alamo Group  164 23
Albemarle  4,038 891
Alexandria Real Estate Equities, REIT  3,820 744
Align Technology (1) 212 105
Alphabet, Class A (1) 359 971
Alphabet, Class C (1) 7,425 20,151
Amazon.com (1) 2,986 8,933
Ameren  508 45

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
American Campus Communities, REIT  2,979 156
American Electric Power  13,413 1,213
American International Group  76,485 4,417
Anthem  7,075 3,120
Apartment Income REIT, REIT  1,779 94
Apple  64,158 11,214
Apple Hospitality REIT, REIT  9,051 146
Atlassian, Class A (1) 1,837 596
AvalonBay Communities, REIT  1,311 320
Avery Dennison  234 48
Ball  468 45
Bank of America  106,777 4,927
Bank of New York Mellon  18,436 1,092
Becton Dickinson & Company  10,885 2,766
Bill.com Holdings (1) 1,478 278
Block, Class A (1) 2,967 363
Bluescape Opportunities Acquisition (1) 993 10
Boeing (1) 3,069 615
Booking Holdings (1) 428 1,051
Bristol-Myers Squibb  13,683 888
Broadcom  1,071 627
Burlington Stores (1) 1,451 344
Cactus, Class A  823 40
Camden Property Trust, REIT  6,324 1,012
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179 (1)(4)(5) 105 179
Carvana (1) 5,527 896
Caterpillar  1,290 260
Cedar Fair (1) 21,938 1,091
Centene (1) 40,373 3,139
Ceridian HCM Holding (1) 2,514 191
CF Industries Holdings  364 25
ChampionX (1) 1,463 33
Charles Schwab  64,792 5,682
Charter Communications, Class A (1) 3,568 2,117
Chevron  9,277 1,218
Chipotle Mexican Grill (1) 1,092 1,622
Chubb  26,340 5,196
Cigna  5,408 1,246
Cintas  252 99
Citigroup  22,775 1,483
CME Group  12,058 2,767
CMS Energy  5,435 350
Coca-Cola  29,506 1,800
Cognizant Technology Solutions, Class A  8,133 695
Comcast, Class A  23,604 1,180
Confluent, Class A (1) 1,869 122

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ConocoPhillips  3,055 271
Cooper  1,710 681
Copart (1) 1,520 196
Coupa Software (1) 496 67
Crowdstrike Holdings, Class A (1) 403 73
CSX  70,140 2,400
CubeSmart, REIT  4,803 244
Danaher  15,935 4,554
Darling Ingredients (1) 582 37
Datadog, Class A (1) 1,288 188
Deere  140 53
Devon Energy  2,748 139
DocuSign (1) 1,702 214
Dollar General  10,468 2,182
Dominion Energy  19,523 1,575
DoorDash, Class A (1) 4,114 467
Douglas Emmett, REIT  5,019 157
DTE Energy  1,558 188
East West Bancorp  6,737 582
EastGroup Properties, REIT  560 112
Elanco Animal Health (1) 10,690 278
Element Solutions  2,321 52
Eli Lilly  3,499 859
Entegris  420 50
Entergy  3,023 338
EOG Resources  5,213 581
EPAM Systems (1) 62 30
Equinix, REIT  508 368
Equitable Holdings  24,693 831
Equity LifeStyle Properties, REIT  10,738 841
Equity Residential, REIT  3,558 316
Essex Property Trust, REIT  843 280
Euronet Worldwide (1) 4,639 621
Eversource Energy  2,911 260
Exxon Mobil  24,093 1,830
Federal Realty Investment Trust, REIT  494 63
Fidelity National Information Services  14,485 1,737
Fiserv (1) 12,003 1,269
Fortinet (1) 1,587 472
Fortive  12,782 902
General Electric  78,546 7,421
General Motors (1) 2,850 150
Global Payments  4,423 663
Goldman Sachs Group  2,186 775
Gusto, Acquisition Date: 10/4/21, Cost $24 (1)(4)(5) 826 24
Halliburton  41,501 1,276

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hartford Financial Services Group  35,259 2,534
HashiCorp, Class A (1) 434 29
HCA Healthcare  15,476 3,715
Healthcare Realty Trust, REIT  2,634 82
Healthcare Trust of America, Class A, REIT  2,197 71
Hess  765 71
Highwoods Properties, REIT  703 30
Hilton Worldwide Holdings (1) 8,945 1,298
Home Depot  4,149 1,523
Honeywell International  4,981 1,018
Host Hotels & Resorts, REIT (1) 1,810 31
Howard Hughes (1) 833 80
Hubbell  4,449 833
Humana  2,666 1,046
IDACORP  195 21
International Flavors & Fragrances  6,220 821
International Paper  1,422 69
Intuit  3,748 2,081
Intuitive Surgical (1) 6,609 1,878
Jacobs Engineering Group  5,208 678
Johnson & Johnson  6,125 1,055
JPMorgan Chase  7,003 1,041
Kadant  105 22
Keurig Dr Pepper  57,727 2,191
Kilroy Realty, REIT  1,779 114
Kimberly-Clark  10,641 1,465
Kimco Realty, REIT  5,621 136
KLA  5,062 1,970
Kodiak Sciences (1) 888 52
L3Harris Technologies  7,382 1,545
Lam Research  1,281 756
Legalzoom.com (1) 5,277 84
Lennar, Class A  2,856 274
Liberty Media-Liberty Formula One, Class C (1) 20,653 1,244
Linde (EUR)  825 262
Linde  5,758 1,835
Live Nation Entertainment (1) 14,050 1,539
Lululemon Athletica (1) 4,720 1,575
Magnolia Oil & Gas, Class A  2,634 57
Marriott International, Class A (1) 11,251 1,813
Marsh & McLennan  974 150
Martin Marietta Materials  1,028 400
Marvell Technology  10,977 784
Mastercard, Class A  4,799 1,854
Medtronic  24,114 2,496
Merck  18,149 1,479

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Meta Platforms, Class A (1) 17,328 5,428
MetLife  9,200 617
Microsoft  74,104 23,045
Middleby (1) 8,713 1,614
Molina Healthcare (1) 4,267 1,239
Mondelez International, Class A  29,815 1,998
MongoDB (1) 1,082 438
Monolithic Power Systems  561 226
Morgan Stanley  6,634 680
Motorola Solutions  2,513 583
MSCI  165 88
Netflix (1) 3,360 1,435
NextEra Energy  63,811 4,985
NIKE, Class B  4,185 620
NiSource  26,511 774
Norfolk Southern  9,904 2,694
Nucor  971 98
NVIDIA  12,800 3,134
NXP Semiconductors  4,263 876
Olaplex Holdings (1) 11,239 245
Opendoor Technologies, Class A (1) 6,722 67
O'Reilly Automotive (1) 1,229 801
Packaging Corp. of America  3,908 589
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(4)(5) 21,572 22
Paycom Software (1) 196 66
PayPal Holdings (1) 4,425 761
Pebblebrook Hotel Trust, REIT  5,144 111
PerkinElmer  7,390 1,272
Pfizer  17,550 925
PG&E (1) 103,973 1,330
Pinterest, Class A (1) 8,847 261
Pioneer Natural Resources  701 153
Planet Fitness, Class A (1) 12,099 1,072
PNC Financial Services Group  5,701 1,174
PPG Industries  370 58
Prologis, REIT  28,840 4,523
PS Business Parks, REIT  620 103
Public Storage, REIT  986 353
Quaker Chemical  128 27
QUALCOMM  10,457 1,838
Quanta Services  337 35
Rayonier, REIT  64 2
Regency Centers, REIT  1,646 118
Reliance Steel & Aluminum  1,683 257
Republic Services  12,381 1,581
Rexford Industrial Realty, REIT  2,613 191

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Rivian Automotive, Acquisition Date: 12/23/19 - 7/23/21,
Cost $823 (1)(4) 34,730 2,169
Rivian Automotive, Class A (1) 6,857 451
Roper Technologies  2,692 1,177
Ross Stores  14,289 1,397
Royal Gold  114 12
RPM International  974 86
S&P Global  1,238 514
salesforce.com (1) 10,936 2,544
Sanderson Farms  91 17
SBA Communications, REIT  152 49
Sempra Energy  19,275 2,663
ServiceNow (1) 4,187 2,453
Sherwin-Williams  3,078 882
Shoals Technologies Group, Class A (1) 1,691 28
Simon Property Group, REIT  1,140 168
SL Green Realty, REIT  965 70
Snap, Class A (1) 30,560 994
Snowflake, Class A (1) 476 131
Southern  45,672 3,174
Starbucks  15,161 1,491
State Street  25,741 2,433
Steel Dynamics  2,114 117
STERIS  2,372 532
Stryker  2,337 580
Sunstone Hotel Investors, REIT (1) 6,727 76
Synopsys (1) 4,227 1,312
T-Mobile U.S. (1) 8,929 966
Teleflex  2,253 699
Terreno Realty, REIT  2,094 157
Tesla (1) 2,473 2,316
Texas Instruments  8,927 1,602
Thermo Fisher Scientific  7,604 4,420
Timken  340 23
TJX  7,157 515
Toast, Class A (1) 302 7
TransUnion  7,091 731
Travelers  14,593 2,425
Twilio, Class A (1) 426 88
Ultragenyx Pharmaceutical (1) 3,369 236
Union Pacific  6,936 1,696
United Parcel Service, Class B  5,178 1,047
UnitedHealth Group  14,640 6,918
Vail Resorts  954 264
Veeva Systems, Class A (1) 904 214

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Venture Global LNG, Series C, Acquisition Date: 10/16/17,
Cost $4 (1)(4)(5) 1 6
VeriSign (1) 5,996 1,302
Visa, Class A  22,626 5,117
Vulcan Materials  776 148
Walmart  21,998 3,076
Walt Disney (1) 9,077 1,298
Waste Connections  5,001 624
Wells Fargo  26,806 1,442
Welltower, REIT  5,406 468
West Pharmaceutical Services  1,037 408
Western Alliance Bancorp  4,714 468
Westrock  31,004 1,431
Weyerhaeuser, REIT  3,107 126
Wix.com (1) 1,232 162
Workiva (1) 2,550 302
Xcel Energy  30,846 2,149
Yum! Brands  21,184 2,652
Zoetis  4,835 966
Zoom Video Communications, Class A (1) 1,946 300
332,473
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97 (1)(4)(5) 2,160 147
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $42 (1)(4)(5) 618 42
AES, 6.875%, 2/15/24  2,120 190
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (1)(4)(5) 4 7
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52 (1)(4)(5) 6,404 52
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (1)(4)
(5) 116 25
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (1)(4)
(5) 309 68
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3 (1)(4)(5) 163 10
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (1)(4)(5) 1,103 33
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (1)(4)(5) 255 15
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (1)(4)(5) 2,594 71
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $37 (1)
(4)(5) 2,783 37
NextEra Energy, 5.279%, 3/1/23  1,279 65
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $155 (1)(4)(5) 16,193 155

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (1)(4)(5) 1,666 79
Southern, Series 2019, 6.75%, 8/1/22  5,234 280
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (1)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (1)(4)(5) 3,239 4
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)(4)(5) 1,669 153
1,436
Corporate Bonds 3.0%
Abbott Laboratories, 1.15%, 1/30/28  190,000 181
AbbVie, 2.95%, 11/21/26  145,000 149
AbbVie, 3.60%, 5/14/25  240,000 252
AbbVie, 4.50%, 5/14/35  30,000 34
AbbVie, 4.70%, 5/14/45  95,000 110
Agilent Technologies, 3.875%, 7/15/23  65,000 67
AHS Hospital, 5.024%, 7/1/45  20,000 27
Air Lease, 2.20%, 1/15/27  195,000 189
Air Lease, 3.625%, 4/1/27  45,000 46
Ally Financial, 2.20%, 11/2/28  270,000 258
Altria Group, 2.35%, 5/6/25  40,000 40
Amazon.com, 2.80%, 8/22/24  50,000 51
Amazon.com, 3.875%, 8/22/37  150,000 167
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  21,888 22
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  169,963 169
American Campus Communities Operating Partnership, 3.625%,
11/15/27  230,000 240
American Honda Finance, 0.75%, 8/9/24  260,000 254
American Tower, 1.45%, 9/15/26  355,000 340
Amphenol, 2.20%, 9/15/31  105,000 99
Anthem, 4.101%, 3/1/28  130,000 141
Anthem, 4.65%, 1/15/43  20,000 23
Aon, 2.20%, 11/15/22  195,000 197
Aon, 3.875%, 12/15/25  25,000 27
Appalachian Power, 4.45%, 6/1/45  40,000 44
Apple, 1.70%, 8/5/31  235,000 220
Apple, 3.20%, 5/13/25  260,000 272
Apple, 3.20%, 5/11/27  300,000 315
AT&T, 2.75%, 6/1/31  215,000 211
AT&T, 3.00%, 6/30/22  150,000 151
Autodesk, 2.40%, 12/15/31  385,000 368
AutoZone, 3.125%, 4/21/26  170,000 176
AutoZone, 3.75%, 6/1/27  70,000 75
Baltimore Gas & Electric, 3.35%, 7/1/23  225,000 230
Bank of America, 3.50%, 4/19/26  400,000 422

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Bank of America, 4.45%, 3/3/26  50,000 54
Bank of America, VR, 3.55%, 3/5/24 (6) 100,000 102
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 134
Banner Health, 1.897%, 1/1/31  65,000 62
Baxter International, 1.915%, 2/1/27 (2) 330,000 326
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 115
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 194
Berkshire Hathaway, 2.75%, 3/15/23  35,000 36
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 31
Biogen, 3.625%, 9/15/22  90,000 92
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 11
Booking Holdings, 3.65%, 3/15/25  30,000 32
BP Capital Markets America, 1.749%, 8/10/30  180,000 167
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (2) 100,000 97
Bristol-Myers Squibb, 2.90%, 7/26/24  163,000 169
Bristol-Myers Squibb, 3.55%, 8/15/22  250,000 253
Brixmor Operating Partnership, 3.90%, 3/15/27  25,000 26
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 85
Burlington Northern Santa Fe, 3.05%, 9/1/22  65,000 66
Cameron LNG, 2.902%, 7/15/31 (2) 40,000 40
Cameron LNG, 3.701%, 1/15/39 (2) 30,000 31
Capital One Financial, 3.20%, 1/30/23  230,000 234
Capital One Financial, VR, 2.359%, 7/29/32 (6) 215,000 197
Cardinal Health, 3.41%, 6/15/27  125,000 131
Cardinal Health, 3.75%, 9/15/25  80,000 84
CC Holdings, 3.849%, 4/15/23  25,000 26
Centra Health, 4.70%, 1/1/48  385,000 428
Charter Communications Operating, 4.50%, 2/1/24  250,000 262
Charter Communications Operating, 4.908%, 7/23/25  50,000 54
Cigna, 3.25%, 4/15/25  250,000 262
Cigna, 3.75%, 7/15/23  63,000 65
Citigroup, 4.45%, 9/29/27  70,000 76
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 334
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 107
CMS Energy, 4.875%, 3/1/44  25,000 30
CNO Global Funding, 2.65%, 1/6/29 (2) 315,000 306
Comcast, 1.95%, 1/15/31  155,000 146
Comcast, 2.65%, 2/1/30  225,000 226
CommonSpirit Health, 2.76%, 10/1/24  95,000 97
CommonSpirit Health, 2.782%, 10/1/30  50,000 50
CommonSpirit Health, 2.95%, 11/1/22  25,000 25
ConocoPhillips, 3.75%, 10/1/27 (2) 25,000 27
Crown Castle International, 2.10%, 4/1/31  250,000 231
Crown Castle International, 3.70%, 6/15/26  40,000 42
Crown Castle International, 4.75%, 5/15/47  30,000 35
Crown Castle Towers, 3.72%, 7/15/23 (2) 125,000 126

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CVS Health, 2.70%, 8/21/40  40,000 36
CVS Health, 3.25%, 8/15/29  225,000 232
CVS Health, 3.50%, 7/20/22  40,000 40
DCP Midstream Operating, 3.875%, 3/15/23  25,000 25
Delta Air Lines, 3.80%, 4/19/23  75,000 76
Diamondback Energy, 2.875%, 12/1/24  270,000 275
Discover Financial Services, 3.75%, 3/4/25  15,000 16
Discover Financial Services, 3.85%, 11/21/22  95,000 97
Eaton Vance, 3.625%, 6/15/23  15,000 15
Ecolab, 3.25%, 12/1/27  265,000 281
Energy Transfer, 5.25%, 4/15/29  120,000 134
Equitable Holdings, 3.90%, 4/20/23  29,000 30
Essex Portfolio, 2.65%, 3/15/32  135,000 131
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 16
Fifth Third Bancorp, 4.30%, 1/16/24  65,000 68
FirstEnergy, Series C, 7.375%, 11/15/31  60,000 77
FirstEnergy Transmission, 4.35%, 1/15/25 (2) 65,000 68
Fiserv, 3.20%, 7/1/26  100,000 104
Florida Gas Transmission, 3.875%, 7/15/22 (2) 20,000 20
Florida Gas Transmission, 4.35%, 7/15/25 (2) 215,000 229
General Motors, 4.00%, 4/1/25  55,000 58
General Motors Financial, 2.40%, 4/10/28  305,000 294
General Motors Financial, 3.55%, 7/8/22  205,000 207
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 18
Gilead Sciences, 3.25%, 9/1/22  20,000 20
Goldman Sachs Group, 3.50%, 1/23/25  300,000 312
Goldman Sachs Group, 3.85%, 1/26/27  115,000 121
Goldman Sachs Group, 5.15%, 5/22/45  15,000 18
Goldman Sachs Group, 6.75%, 10/1/37  10,000 14
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 194
Goldman Sachs Group, VR, 2.65%, 10/21/32 (6) 165,000 160
Goldman Sachs Group, VR, 2.908%, 7/21/42 (6) 130,000 122
Hackensack Meridian Health, 4.211%, 7/1/48  155,000 191
Hasbro, 3.00%, 11/19/24  150,000 153
Hasbro, 3.55%, 11/19/26  420,000 439
HCA, 4.125%, 6/15/29  235,000 249
Healthcare Realty Trust, 3.625%, 1/15/28  30,000 31
Healthpeak Properties, 2.125%, 12/1/28  80,000 78
Healthpeak Properties, 2.875%, 1/15/31  45,000 45
High Street Funding Trust I, 4.111%, 2/15/28 (2) 100,000 108
Home Depot, 1.50%, 9/15/28  350,000 334
Honeywell International, 1.10%, 3/1/27  275,000 262
Hyatt Hotels, 3.375%, 7/15/23  30,000 30
Hyundai Capital America, 1.30%, 1/8/26 (2) 145,000 139
Hyundai Capital America, 1.65%, 9/17/26 (2) 180,000 173
Hyundai Capital America, 1.80%, 10/15/25 (2) 55,000 54

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hyundai Capital America, 2.00%, 6/15/28 (2) 235,000 221
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 170
Intercontinental Exchange, 3.45%, 9/21/23  275,000 284
Intercontinental Exchange, 3.75%, 12/1/25  75,000 80
ITC Holdings, 2.70%, 11/15/22  95,000 96
Jackson Financial, 1.125%, 11/22/23 (2) 270,000 267
JPMorgan Chase, 3.375%, 5/1/23  410,000 420
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 227
JPMorgan Chase, VR, 3.559%, 4/23/24 (6) 125,000 128
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 173
Kansas City Southern, 2.875%, 11/15/29  55,000 56
Kansas City Southern, 3.50%, 5/1/50  155,000 156
Kansas City Southern, 4.30%, 5/15/43  25,000 28
Kentucky Utilities, 4.375%, 10/1/45  65,000 72
KeyCorp, 2.25%, 4/6/27  90,000 90
Keysight Technologies, 4.55%, 10/30/24  230,000 247
Kilroy Realty, 3.45%, 12/15/24  40,000 41
Kilroy Realty, 4.25%, 8/15/29  25,000 27
Kilroy Realty, 4.375%, 10/1/25  15,000 16
Kimco Realty, 3.40%, 11/1/22  20,000 20
L3Harris Technologies, 4.854%, 4/27/35  50,000 58
Liberty Mutual Group, 4.25%, 6/15/23 (2) 10,000 10
Liberty Mutual Group, 4.85%, 8/1/44 (2) 20,000 23
Life Storage, 4.00%, 6/15/29  145,000 156
LYB International Finance II, 3.50%, 3/2/27  300,000 317
M&T Bank, 3.55%, 7/26/23  345,000 355
Marriott International, Series AA, 4.65%, 12/1/28  285,000 312
Marsh & McLennan, 3.30%, 3/14/23  10,000 10
Marsh & McLennan, 3.50%, 6/3/24  115,000 120
McDonald's, 1.45%, 9/1/25  65,000 64
McKesson, 1.30%, 8/15/26  390,000 372
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 139
Met Tower Global Funding, 1.25%, 9/14/26 (2) 245,000 235
Micron Technology, 4.185%, 2/15/27  33,000 35
Microsoft, 2.921%, 3/17/52  90,000 88
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2) 110,000 118
Mississippi Power, 3.95%, 3/30/28  170,000 182
Mondelez International Holdings Netherlands, 1.25%,
9/24/26 (2) 385,000 368
Moody's, 2.00%, 8/19/31  335,000 314
Morgan Stanley, 3.125%, 1/23/23  485,000 494
Morgan Stanley, 4.10%, 5/22/23  200,000 206
Morgan Stanley, 4.30%, 1/27/45  45,000 51
Morgan Stanley, VR, 3.971%, 7/22/38 (6) 135,000 147
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 308
NiSource, 3.49%, 5/15/27  215,000 226

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NiSource, 3.95%, 3/30/48  105,000 112
Northern Trust, 3.95%, 10/30/25  25,000 27
Northwestern University, Series 2020, 2.64%, 12/1/50  140,000 135
Nucor, 2.70%, 6/1/30  70,000 70
Nucor, 3.95%, 5/1/28  130,000 141
Omnicom Group, 3.60%, 4/15/26  50,000 53
Omnicom Group, 3.65%, 11/1/24  50,000 52
Oracle, 2.40%, 9/15/23  300,000 303
O'Reilly Automotive, 3.60%, 9/1/27  145,000 153
O'Reilly Automotive, 3.80%, 9/1/22  125,000 126
PACCAR Financial, 0.90%, 11/8/24  415,000 407
Pacific Gas & Electric, 2.10%, 8/1/27  125,000 118
Packaging Corp. of America, 3.65%, 9/15/24  15,000 16
PayPal Holdings, 2.40%, 10/1/24  345,000 351
PerkinElmer, 1.90%, 9/15/28  230,000 219
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 203
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 76
PNC Financial Services Group, 3.30%, 3/8/22  20,000 20
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 28
Pricoa Global Funding I, 3.45%, 9/1/23 (2) 270,000 279
Principal Financial Group, 2.125%, 6/15/30  160,000 155
Principal Financial Group, 3.30%, 9/15/22  25,000 25
Principal Financial Group, 3.40%, 5/15/25  35,000 36
Prologis, 2.125%, 4/15/27  30,000 30
Protective Life Global Funding, 1.082%, 6/9/23 (2) 205,000 204
Providence Health & Services Obligated Group, 4.379%,
10/1/23  25,000 26
Public Storage, 1.95%, 11/9/28  150,000 146
QUALCOMM, 3.25%, 5/20/27  107,000 112
QVC, 4.85%, 4/1/24  20,000 20
Realty Income, 2.20%, 6/15/28  70,000 69
Regency Centers, 4.125%, 3/15/28  35,000 38
Republic Services, 2.375%, 3/15/33  355,000 340
Republic Services, 3.375%, 11/15/27  230,000 242
Rockwell Automation, 1.75%, 8/15/31  330,000 310
Roper Technologies, 2.95%, 9/15/29  60,000 60
Roper Technologies, 3.80%, 12/15/26  50,000 53
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 54
salesforce.com, 2.70%, 7/15/41  370,000 348
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 133
SBA Tower Trust, 2.836%, 1/15/25 (2) 250,000 255
ServiceNow, 1.40%, 9/1/30  235,000 209
Simon Property Group, 2.65%, 2/1/32  340,000 333
Simon Property Group, 3.375%, 10/1/24  45,000 47
Spectra Energy Partners, 3.375%, 10/15/26  40,000 41
Spectra Energy Partners, 4.75%, 3/15/24  170,000 179

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
State Street, 3.10%, 5/15/23  25,000 26
Synchrony Financial, 4.25%, 8/15/24  375,000 392
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (2) 130,000 149
Texas Instruments, 1.125%, 9/15/26  80,000 78
Texas Instruments, 1.375%, 3/12/25  45,000 45
Thermo Fisher Scientific, 2.80%, 10/15/41  140,000 133
Time Warner Cable, 6.55%, 5/1/37  13,000 16
Time Warner Cable, 6.75%, 6/15/39  13,000 17
TJX, 1.60%, 5/15/31  55,000 51
Trinity Health, 4.125%, 12/1/45  25,000 29
Union Pacific, 4.75%, 9/15/41  10,000 12
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  3,314 3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  296,244 298
UnitedHealth Group, 2.00%, 5/15/30  85,000 81
UnitedHealth Group, 3.75%, 7/15/25  40,000 43
Valero Energy, 2.85%, 4/15/25  260,000 265
Verizon Communications, 1.68%, 10/30/30  28,000 26
Verizon Communications, 2.625%, 8/15/26  230,000 234
Verizon Communications, 2.65%, 11/20/40  420,000 374
Visa, 2.15%, 9/15/22  90,000 91
Visa, 4.15%, 12/14/35  90,000 103
Vistra Operations, 3.55%, 7/15/24 (2) 135,000 138
VMware, 1.40%, 8/15/26  350,000 335
Waste Connections, 2.20%, 1/15/32  155,000 146
Wells Fargo, 3.50%, 3/8/22  16,000 16
Wells Fargo, VR, 3.068%, 4/30/41 (6) 240,000 232
Western Midstream Operating, 4.00%, 7/1/22  20,000 20
Willis North America, 3.60%, 5/15/24  40,000 42
Willis North America, 4.50%, 9/15/28  160,000 175
WP Carey, 3.85%, 7/15/29  215,000 231
34,767
Equity Mutual Funds 2.4%
T. Rowe Price Multi-Strategy Total Return Fund - I Class (7) 2,876,427 28,793
28,793
Municipal Securities 0.3%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 297
California State Univ., Series B, 2.795%, 11/1/41  250,000 236
California, Build America, GO, 7.625%, 3/1/40  35,000 56
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41  225,000 219
Dallas Fort Worth Int'l Airport, 2.843%, 11/1/46  150,000 147
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 395

T. ROWE PRICE Global Allocation Fund

$ Value
(Cost and value in $000s)
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  15,000 16
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  15,000 23
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 182
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  20,000 24
Metropolitan Government Nashville & Davidson County Health &
Ed. Facs, Series B, 3.235%, 7/1/52  200,000 195
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  15,000 19
Miami-Dade County Transit System, Bulild America, Series B,
5.624%, 7/1/40  160,000 213
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42  90,000 94
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  127,000 188
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  15,000 19
New York State Urban Dev., Series B, 2.59%, 3/15/35  305,000 293
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  20,000 22
South Carolina Public Service Auth., Series D, Unrefunded
Portion, 2.388%, 12/1/23  25,000 25
Texas A&M Univ., Series B, 3.33%, 5/15/39  250,000 262
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  25,000 29
Univ. of California Regents, Build America, 5.77%, 5/15/43  15,000 20
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 32
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 120
3,131
Non-U.S. Government Mortgage-Backed Securities 0.6%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (2) 120,623 119
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO, ARM,
1.115%, 1/25/66 (2) 39,523 39
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (2) 98,655 97
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM,
1M USD LIBOR + 0.93%, 1.036%, 12/15/36 (2) 150,000 149
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (2) 118,696 117
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 2.266%, 11/15/34 (2) 50,000 49

T. ROWE PRICE Global Allocation Fund

$ Value
(Cost and value in $000s)
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 1.11%, 10/15/23 (2) 225,000 221
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (2) 100,000 101
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49  55,000 58
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50  110,000 114
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58  25,000 26
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (2) 79,575 79
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 1.406%, 11/15/37 (2) 137,619 137
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.756%, 11/15/37 (2) 155,313 155
COLT Funding, Series 2021-6, Class A1, CMO, ARM, 1.907%,
12/25/66 (2) 261,555 260
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 42
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 63
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 106
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.208%, 11/25/29  119,556 120
Connecticut Avenue Securities, Series 2021-R02, Class 2M1,
CMO, ARM, SOFR30A + 0.90%, 0.95%, 11/25/41 (2) 70,706 71
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (2) 33,027 33
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M USD LIBOR + 1.38%, 1.487%, 7/15/38 (2) 99,388 99
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (2) 165,000 167
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (2) 10,725 11
Galton Funding Mortgage Trust, Series 2019-H1, Class A3,
CMO, ARM, 2.964%, 10/25/59 (2) 82,628 83
Galton Funding Mortgage Trust, Series 2020-H1, Class A1,
CMO, ARM, 2.31%, 1/25/60 (2) 10,103 10
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (2) 100,000 96
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 1.739%, 12/15/36 (2) 70,000 69
GS Mortgage Securities Trust, Series 2013-GC16, Class B, ARM,
5.161%, 11/10/46  175,000 181

T. ROWE PRICE Global Allocation Fund

$ Value
(Cost and value in $000s)
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 26
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  65,000 71
GS Mortgage-Backed Securities Trust, Series 2021-PJ5, Class
A8, CMO, ARM, 2.50%, 10/25/51 (2) 203,183 202
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 69
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  49,793 52
JPMorgan Chase Commercial Mortgage Securities Trust, Series
2022-OPO, Class B, 3.377%, 1/5/39 (2) 100,000 102
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (2) 53,073 54
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (2) 62,850 64
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%, 0.932%, 8/25/50 (2) 14,365 14
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (2) 25,538 26
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M USD LIBOR + 1.101%, 1.207%, 4/15/38 (2) 255,000 254
MHC Trust, Series 2021-MHC2, Class D, ARM, 1M USD LIBOR +
1.50%, 1.606%, 5/15/23 (2) 110,000 109
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, ARM,
3.25%, 5/25/62 (2) 50,842 51
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C9, Class A4, 3.102%, 5/15/46  20,000 20
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47  20,000 21
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 37
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 90
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 164
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2016-C30, Class A5, 2.86%, 9/15/49  25,000 26
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D,
ARM, 3.177%, 11/10/36 (2) 130,000 126
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.589%, 1.695%, 4/15/32 (2) 100,000 99
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (2) 62,311 62
NYO Commercial Mortgage Trust, Series 2021-1290, Class C,
ARM, 1M USD LIBOR + 1.995%, 2.102%, 11/15/38 (2) 295,000 293

T. ROWE PRICE Global Allocation Fund

$ Value
(Cost and value in $000s)
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 1.208%, 10/25/59 (2) 26,070 26
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.225%, 12/25/49 (2) 195,507 197
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (2) 11,340 11
SFO Commercial Mortgage Trust, Series 2021-555, Class B,
ARM, 1M USD LIBOR + 1.50%, 1.606%, 5/15/38 (2) 110,000 110
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (2) 7,709 8
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A1, CMO, ARM, 2.61%, 9/27/49 (2) 11,416 11
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (2) 45,174 45
Starwood Mortgage Residential Trust, Series 2021-2, Class A2,
CMO, ARM, 1.172%, 5/25/65 (2) 57,166 57
Structured Agency Credit Risk Debt Notes, Series 2020-DNA6,
Class M1, CMO, ARM, SOFR30A + 0.90%, 0.95%, 12/25/50 (2) 7,345 7
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 0.85%, 8/25/33 (2) 63,255 63
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 2.15%, 10/25/33 (2) 60,000 61
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 1.55%, 10/25/41 (2) 100,000 99
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 0.90%, 11/25/41 (2) 165,000 165
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1,
Class M1, CMO, ARM, SOFR30A + 0.70%, 0.75%, 8/25/33 (2) 86,285 86
Towd Point Mortgage Trust, Series 2017-6, Class A1, ARM,
2.75%, 10/25/57 (2) 42,463 43
Towd Point Mortgage Trust, Series 2018-1, Class A1, ARM,
3.00%, 1/25/58 (2) 32,501 33
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (2) 36,197 36
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (2) 74,690 75
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (2) 59,022 58
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66 (2) 289,976 286
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 43
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48  100,000 105
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  75,000 79

T. ROWE PRICE Global Allocation Fund

$ Value
(Cost and value in $000s)
Wells Fargo Mortgage Backed Securities Trust, Series 2021-
RR1, Class A1, CMO, ARM, 2.50%, 12/25/50 (2) 96,142 94
6,702
Private Investment Companies 7.8%
Blackstone Partners Offshore Fund, Series E1 (1)(5) 43,084 91,196
91,196
U.S. Government & Agency Mortgage-Backed
Securities 0.0%
Federal Home Loan Mortgage
2.777%, 4/25/23  5 5
2.952%, 2/25/27  27 28
33
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 7.3%
U.S. Treasury Bonds, 1.125%, 5/15/40 (9) 1,830,000 1,544
U.S. Treasury Bonds, 1.375%, 8/15/50  1,325,000 1,111
U.S. Treasury Bonds, 1.75%, 8/15/41  850,000 792
U.S. Treasury Bonds, 1.875%, 2/15/41  2,530,000 2,411
U.S. Treasury Bonds, 1.875%, 2/15/51 (9) 3,705,000 3,508
U.S. Treasury Bonds, 1.875%, 11/15/51  94,000 89
U.S. Treasury Bonds, 2.00%, 2/15/50  1,900,000 1,851
U.S. Treasury Bonds, 2.00%, 8/15/51  1,075,000 1,048
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 153
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 71
U.S. Treasury Bonds, 2.75%, 8/15/47 (9)(10) 5,915,000 6,599
U.S. Treasury Bonds, 2.875%, 8/15/45 (10) 570,000 642
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 452
U.S. Treasury Bonds, 3.00%, 11/15/45  435,000 501
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 255
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 866
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 176
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 335
U.S. Treasury Bonds, 3.125%, 8/15/44  610,000 711
U.S. Treasury Bonds, 3.875%, 8/15/40  200,000 254
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  339,494 367
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  247,574 275
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  1,014,663 1,183
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  375,171 446
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  170,413 214
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  296,664 377
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  349,413 454
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  149,117 196
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  144,306 194
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28  38,475 45

T. ROWE PRICE Global Allocation Fund

$ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26  476,136 542
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  256,488 264
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  1,682,109 1,775
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  3,598,855 3,799
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  1,223,322 1,300
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  2,253,898 2,394
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  3,155,163 3,370
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  2,268,877 2,425
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  301,733 326
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  1,055,352 1,148
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  373,706 406
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  1,261,767 1,375
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  599,609 651
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  4,101,383 4,345
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  1,086,610 1,187
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  5,774,731 6,031
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  591,895 634
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  1,148,339 1,241
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  122,715 134
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  347,149 366
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  315,622 345
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  3,793,376 3,939
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  838,619 884
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  1,512,500 1,635
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  290,110 325
U.S. Treasury Notes, 0.125%, 7/31/22  610,000 609
U.S. Treasury Notes, 0.125%, 1/31/23  1,160,000 1,152
U.S. Treasury Notes, 0.125%, 5/31/23 (9) 4,805,000 4,752
U.S. Treasury Notes, 0.25%, 5/31/25 (9) 7,490,000 7,200
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 382
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 113
U.S. Treasury Notes, 0.875%, 6/30/26 (9) 1,710,000 1,658
U.S. Treasury Notes, 1.125%, 2/28/22  840,000 841
U.S. Treasury Notes, 1.625%, 8/15/29  950,000 943
U.S. Treasury Notes, 1.875%, 9/30/22  25,000 25
85,636
Total United States (Cost
$717,256
)
828,823
URUGUAY 0.0%
Common Stocks 0.0%
Dlocal (USD) (1) 1,250 37
Globant (USD) (1) 1,524 389
Total Uruguay (Cost
$385
)
426

T. ROWE PRICE Global Allocation Fund

$ Value
(Cost and value in $000s)
VIETNAM 0.2%
Common Stocks 0.2%
Airports Corp. of Vietnam (1) 8,900 34
Asia Commercial Bank (1) 64,375 106
Bank for Foreign Trade of Vietnam  65,032 256
FPT  79,360 324
Military Commercial Joint Stock Bank (1) 104,625 165
Mobile World Investment  67,500 423
Nam Long Investment  33,266 74
Phu Nhuan Jewelry  56,800 264
Saigon Beer Alcohol Beverage  23,100 151
Vietnam Dairy Products  54,900 202
Total Vietnam (Cost
$1,640
)
1,999
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Treasury Reserve Fund, 0.08% (7)(11) 31,779,156 31,779
Total Short-Term Investments (Cost $31,779) 31,779
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.09% (7)(11) 2,351,179 2,351
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,351
Total Securities Lending Collateral (Cost $2,351) 2,351

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0 .0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes 10 year futures contract, Put,
2/18/22 @ $127.00 (1) 14 1,792 3
Total Options Purchased (Cost $3) 3
Total Investments in Securities 100.0%
(Cost $993,655) $ 1,167,346
Other Assets Less Liabilities (0.0)% (14)
Net Assets 100.0% $ 1,167,332
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$22,735 and represents 1.9% of net assets.
(3) All or a portion of this security is on loan at January 31, 2022.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $3,599 and represents 0.3% of net assets.
(5) Level 3 in fair value hierarchy.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) All or a portion of this security is pledged to cover or as collateral for written call options at January 31, 2022.
(10) At January 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M SOFR Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
2/18/22 @ $85.00 2,600 22,472 (285)
S&P 500 Index, Call, 3/18/22 @ $4,450.00 121 54,638 (1,991)
U.S. Treasury Long-Term Bonds Futures, Call, 2/18/22
@ $162.00 45 7,003 (4)
U.S. Treasury Long-Term Bonds Futures, Put, 2/18/22
@ $162.00 45 7,003 (290)
Total Exchange-Traded Options Written (Premiums $(2,137)) $ (2,570)
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Erste Group Bank, Call,
6/17/22 @ 48.00 (EUR) 4 17 —
Total OTC Options Written (Premiums $–) $ —
Total Options Written (Premiums $(2,137)) $ (2,570)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.IG-S37, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/26 3,500 70 85 (15)
Total United States (15)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (15)
Total Centrally Cleared Swaps (15)
Net payments (receipts) of variation margin to date 18
Variation margin receivable (payable) on centrally cleared swaps $ 3

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 2/28/22 USD 8,298 GBP 6,197 $ (35)
Canadian Imperial Bank
of Commerce 4/22/22 CAD 140 USD 112 (2)
Citibank 2/25/22 GBP 82 USD 112 (2)
Citibank 2/25/22 USD 71 GBP 53 —
Goldman Sachs 2/25/22 EUR 202 USD 229 (2)
Goldman Sachs 2/25/22 GBP 106 USD 141 2
Goldman Sachs 2/28/22 USD 2,157 SEK 20,167 (6)
Goldman Sachs 2/28/22 USD 598 SGD 808 (1)
HSBC Bank 2/28/22 USD 128 NZD 192 2
JPMorgan Chase 2/25/22 AUD 159 USD 115 (3)
JPMorgan Chase 2/25/22 EUR 61 USD 70 (1)
JPMorgan Chase 2/25/22 USD 113 AUD 159 1
JPMorgan Chase 2/25/22 USD 183 EUR 161 2
JPMorgan Chase 2/25/22 USD 112 EUR 100 (1)
JPMorgan Chase 2/25/22 USD 110 GBP 82 —
JPMorgan Chase 2/25/22 USD 138 GBP 103 (1)
JPMorgan Chase 2/28/22 CHF 285 USD 308 —
JPMorgan Chase 2/28/22 DKK 1,015 USD 153 —
JPMorgan Chase 2/28/22 EUR 540 USD 607 —
JPMorgan Chase 2/28/22 JPY 64,536 USD 561 —
JPMorgan Chase 2/28/22 NZD 35 USD 23 —
JPMorgan Chase 2/28/22 SEK 1,098 USD 118 —
JPMorgan Chase 2/28/22 USD 20 AUD 28 —
JPMorgan Chase 2/28/22 USD 27 GBP 20 —
JPMorgan Chase 2/28/22 USD 21 HKD 160 —
JPMorgan Chase 2/28/22 USD 240 ILS 761 (1)
JPMorgan Chase 2/28/22 USD 11 NOK 97 —
JPMorgan Chase 2/28/22 USD 24 SGD 33 —
JPMorgan Chase 4/22/22 NZD 168 USD 114 (4)
JPMorgan Chase 4/22/22 USD 111 CAD 140 —
JPMorgan Chase 4/22/22 USD 67 CAD 86 —
JPMorgan Chase 4/22/22 USD 112 NZD 168 2
JPMorgan Chase 4/22/22 USD 46 NZD 70 —
Morgan Stanley 2/25/22 EUR 302 USD 342 (3)
Morgan Stanley 2/28/22 USD 3,895 AUD 5,502 5
Morgan Stanley 2/28/22 USD 1,506 DKK 10,037 (10)
Morgan Stanley 2/28/22 USD 12,888 JPY 1,484,375 (13)
Morgan Stanley 2/28/22 USD 371 NOK 3,320 (3)
RBC Dominion Securities 2/28/22 USD 1,522 HKD 11,859 1
Standard Chartered 2/28/22 USD 18,679 EUR 16,733 (129)
UBS Investment Bank 2/25/22 USD 457 EUR 404 3

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 2/28/22 USD 5,869 CHF 5,461 $ (28)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (227)

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 30 MSCI EAFE Index contracts 3/22 (3,353) $ 58
Long, 447 Russell 2000 E-Mini Index contracts 3/22 45,245 (3,815)
Long, 49 S&P 500 E-Mini Index contracts 3/22 11,035 132
Long, 66 S&P MidCap 400 E-Mini Index contracts 3/22 17,356 (917)
Short, 2 U.S. Treasury Long Bond contracts 3/22 (311) —
Short, 16 U.S. Treasury Notes ten year contracts 3/22 (2,047) 1
Long, 3 Ultra U.S. Treasury Bonds contracts 3/22 567 —
Long, 4 Ultra U.S. Treasury Notes ten year contracts 3/22 571 —
Long, 83 U.S. Treasury Notes five year contracts 3/22 9,894 (17)
Short, 64 U.S. Treasury Notes two year contracts 3/22 (13,866) 15
Net payments (receipts) of variation margin to date 6,245
Variation margin receivable (payable) on open futures contracts $ 1,702

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 3.50%  $ 359 $ (308) $ 180
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class, 5.59%  — (1,517) 274
T. Rowe Price Emerging Markets Local Currency
Bond Fund - Investor Class, 5.66%  — 824 93
T. Rowe Price Institutional Emerging Markets
Bond Fund, 4.67%  — (2,550) 483
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.32%  — (72) 214
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 4.64%  — (767) 365
T. Rowe Price International Bond Fund - I Class,
1.67%  206 (1,238) 163
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 1.71%  77 (139) 28
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  671 (2,078) —
T. Rowe Price Ultra Short-Term Bond Fund - I
Class, 0.89%  191 (364) 96
T. Rowe Price Government Reserve Fund, 0.09% — — — ++
T. Rowe Price Treasury Reserve Fund, 0.08% — — 9
T. Rowe Price Short-Term Fund — — — ++
Totals $ 1,504 # $ (8,209) $ 1,905 +

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Dynamic Global
Bond Fund - I Class, 3.50%  $ 27,939 $ 539 $ — $ 28,170
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 5.59%  — 29,274 — 27,757
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - Investor Class, 5.66%  28,100 — 28,924 —
T. Rowe Price Institutional
Emerging Markets Bond Fund,
4.67%  45,174 483 — 43,107
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.32%  21,460 2,839 — 24,227
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
4.64%  26,867 365 — 26,465
T. Rowe Price International
Bond Fund - I Class, 1.67%  37,773 369 — 36,904
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 1.71%  6,236 105 — 6,202
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  30,060 811 — 28,793
T. Rowe Price Ultra Short-Term
Bond Fund - I Class, 0.89%  46,184 287 — 46,107
T. Rowe Price Government
Reserve Fund, 0.09% — ¤ ¤ 2,351
T. Rowe Price Treasury Reserve
Fund, 0.08% 69,784 ¤ ¤ 31,779
T. Rowe Price Short-Term Fund 4,373 ¤ ¤ —
Total $ 301,862 ^
# Capital gain distributions from mutual funds represented $1,504 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,905 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $311,818.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments
59
T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE Global Allocation Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE Global Allocation Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 153,359 $ — $ 153,359
Bond Mutual Funds 238,939 — — 238,939
Common Stocks 354,644 262,980 274 617,898
Convertible Preferred Stocks — 535 1,139 1,674
Equity Mutual Funds 28,793 — — 28,793
Preferred Stocks — 1,354 — 1,354
Private Investment Companies — — 91,196 91,196
Short-Term Investments 31,779 — — 31,779
Securities Lending Collateral 2,351 — — 2,351
Options Purchased 3 — — 3
Total Securities 656,509 418,228 92,609 1,167,346
Forward Currency Exchange
Contracts — 18 — 18
Futures Contracts* 206 — — 206
Total $ 656,715 $ 418,246 $ 92,609 $ 1,167,570
Liabilities
Options Written $ 294 $ 2,276 $ — $ 2,570
Swaps* — 15 — 15
Forward Currency Exchange
Contracts — 245 — 245
Futures Contracts* 4,749 — — 4,749
Total $ 5,043 $ 2,536 $ — $ 7,579

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2022, totaled $17,542,000 for the period ended
January 31, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
1/31/22
Investment in Securities
Common Stocks $ 157 $ (4) $ 121 $ — $ 274
Convertible Bonds 212 — — (212) —
Convertible Preferred Stocks 3,300 (1,627) 77 (611) 1,139
Private Investment Companies 91,035 161 73,651 (73,651) 91,196
Total $ 94,704 $ (1,470) $ 73,849 $ (74,474) $ 92,609

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 274 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
certainty
100% 100% Decrease
Market
comparable
Enterprise
value to gross
profit multiple
14.7x 14.7x Increase
Enterprise
value to sales
multiple
4.8x 4.8x Increase
Projected
enterprise
value to
EBITDA
multiple
12.5x 12.5x Increase
Enterprise
value to
EBITDA
multiple
10.5x 10.5x Increase
Segment-
based price-
to-earnings
multiple
9.5x
– 36.8x
10.0x Increase
Whole
company
price-to-
earnings
multiple
18.1x 18.1x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease

T. ROWE PRICE Global Allocation Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 1,139 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
3.0x
– 4.2x
3.6x Increase
Sales growth
rate
18%
- 32%
25% Increase
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 91,196 Rollforward of
Investee NAV
Estimated
return
0.17% 0.17% Increase

T. ROWE PRICE Global Allocation Fund

on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F154-054Q1 01/22